Cover	Oct. 25, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment no. 1
Document Period End Date	Oct. 25, 2024
Entity File Number	001-35027
Entity Registrant Name	BIOXYTRAN, INC.
Entity Central Index Key	0001445815
Entity Tax Identification Number	26-2797630
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	75 Second Ave
Entity Address, Address Line Two	Suite 605
Entity Address, City or Town	Needham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02494
City Area Code	617
Local Phone Number	454-1199
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	BIXT
Entity Emerging Growth Company	false